IMPAIRMENT OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of total amount of the impairment loss allocated to the carrying amounts of assets
Due to operational performance of operating companies, in 2018 and 2017, respectively, the Company recorded an impairment of US$858 and US$66 as shown below. Impairment losses were allocated first to the existing carrying value of goodwill, and then subsequently to property and equipment and intangible assets based on relative carrying values.

	Property and equipment	Intangible assets	Goodwill	Total impairment

2018
Algeria	—	—	125	125
Armenia	46	10	25	81
Bangladesh	221	230	—	451
Georgia	31	19	—	50
Kyrgyzstan	—	—	74	74
Other	37	40	—	77
	335	299	224	858

2017
Armenia	—	—	34	34
Kyrgyzstan	—	—	17	17
Other	15	—	—	15
	15	—	51	66

Schedule of key assumptions used in fair value less costs of disposal calculations
The table below shows key assumptions used in fair value less costs of disposal calculations.

	Discount rate (local currency)			Average annual revenue growth rate during forecast period			Terminal growth rate
	2019	2018	2017	2019	2018	2017	2019	2018	2017

Russia	9.1%	10.3%	10.6%	1.4%	1.1%	1.9%	1.6%	1.3%	1.0%
Ukraine	14.6%	16.3%	17.1%	5.6%	4.4%	3.9%	3.2%	4.0%	2.0%
Algeria	10.4%	11.1%	10.7%	1.0%	0.7%	1.0%	1.0%	0.9%	3.0%
Pakistan	14.5%	14.4%	15.0%	3.9%	3.5%	5.0%	2.7%	4.0%	4.0%
Bangladesh	11.4%	12.2%	12.7%	3.2%	0.6%	5.0%	3.3%	4.0%	4.6%
Kazakhstan	9.2%	8.4%	10.8%	5.3%	2.8%	3.2%	3.3%	1.1%	2.4%
Kyrgyzstan	14.1%	14.8%	15.5%	1.6%	2.8%	(1.5)%	5.0%	5.0%	3.5%
Uzbekistan	14.5%	13.1%	15.3%	4.1%	5.5%	6.9%	6.0%	6.3%	6.5%
Armenia	11.4%	12.5%	13.0%	(1.0)%	0.2%	(1.0)%	3.0%	0.8%	3.0%
Georgia	9.6%	10.6%	11.0%	3.6%	2.1%	5.6%	3.0%	3.0%	1.0%

	Average operating margin			Average CAPEX excl licenses and ROU as a percentage of revenue
	2019	2018	2017	2019	2018	2017

Russia	34.7%	34.6%	36.4%	19.9%	19.8%	15.7%
Ukraine	59.9%	54.0%	49.9%	18.8%	16.3%	15.6%
Algeria	42.6%	44.0%	46.2%	12.5%	15.1%	14.8%
Pakistan	47.3%	47.9%	43.6%	17.2%	16.7%	15.3%
Bangladesh	36.0%	35.4%	38.7%	15.4%	14.9%	14.3%
Kazakhstan	49.9%	46.5%	44.5%	20.0%	17.7%	17.9%
Kyrgyzstan	31.4%	39.9%	42.0%	26.9%	17.2%	16.4%
Uzbekistan	51.4%	43.9%	42.9%	19.4%	16.2%	14.1%
Armenia	23.9%	23.6%	29.7%	23.0%	21.0%	19.6%
Georgia	28.9%	24.5%	25.2%	22.0%	23.8%	23.3%

Schedule of key assumptions and inputs used by the Company in determining the recoverable amount

Assumption	Description
Discount rate
Discount rates are initially determined in US dollars based on the risk-free rate for 20-year maturity bonds of the United States Treasury, adjusted for a risk premium to reflect both the increased risk of investing in equities and the systematic risk of the specific CGU relative to the market as a whole.
The equity market risk premium used was 5.6% (2018: 5.4%, 2017: 6.0%). The systematic risk, beta, represents the median of the raw betas of the entities comparable in size and geographic footprint with the ones of the Company (“Peer Group”).
The debt risk premium is based on the median of Standard & Poor’s long-term credit rating of the Peer Group.
The weighted average cost of capital is determined based on target debt-to-equity ratios representing the median historical five-year capital structure for each entity from the Peer Group.
The discount rate in functional currency of a CGU is adjusted for the long-term inflation forecast of the respective country in which the business operates, as well as applicable country risk premium.

Projected revenue growth rates	The revenue growth rates vary based on numerous factors, including size of market, GDP (Gross Domestic Product), foreign currency projections, traffic growth, market share and others.
Projected average operating margin
The Company estimates operating margin based on pre-IFRS 16 Adjusted EBITDA divided by Total Operating Revenue for each CGU and each future year. The forecasted operating margin is based on the budget of the following year and assumes cost optimization initiatives which are part of on-going operations, as well as regulatory and technological changes known to date, such as telecommunication license issues and price regulation among others.

Average CAPEX excl licenses and ROU as a percentage of revenue
CAPEX excl licenses and ROU is defined as purchases of property and equipment and intangible assets other than licenses and goodwill. The cash flow forecasts for capital expenditure are based on past experience and amounts budgeted for the following year(s) and include the network roll-outs plans and license requirements.

Projected license and spectrum payments
The cash flow forecasts for license and spectrum payments for each operating company for the initial five years include amounts for expected renewals and newly available spectrum. Beyond that period, a long-run cost of spectrum is assumed.

Long-term growth rate	A long‑term growth rate into perpetuity is estimated based on a percentage that is lower than or equal to the country long-term inflation forecast, depending on the CGU.

Schedule of information for cash-generating units
The following table illustrates the CGU with limited headroom and potential impairment that would need to be recorded if certain key parameters would adversely change by one percentage point within both the explicit forecast and terminal periods. Any additional adverse changes in the key parameters by more than one percentage point would increase the amount of impairment exposure approximately proportionally.

CGU	Headroom	Discount rate	Average growth rate	Average operating margin	Average CAPEX excl licenses and ROU / revenue	Terminal growth rate

Algeria	102	(45)	(80)	—	—	(5)